Equity	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity	Note 4 – Equity In January 2013 the company issued 2,000,000 common shares for proceeds of $20,000.

Note 4 – Equity

In July 2012, the Company issued 56,164,350 founder shares determined to have a deminimis value given the company’s lack of assets and operations.

In August 2012, the Company issued 1,044,045 shares to an investor for $86,000 at a price of $0.082 per share.

Also during August and September 2012, the Company issued 330,000 shares at a price of $0.001 per share for cash of $330.